Cover	Apr. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	0-19041
Entity Registrant Name	USA EQUITIES CORP.
Entity Central Index Key	0000856984
Entity Tax Identification Number	30-1104301
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	901 Northpoint Parkway
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33407
City Area Code	(929)
Local Phone Number	379-6503
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	USAQ
Entity Information, Former Legal or Registered Name	USA EQUITIES CORP.